Payments, by Category - USD ($) $ in Thousands	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Comm. Social Resp.	Total Payments
Total	$ 5,551,367	$ 2,768,816	$ 95,252	$ 3,621,924	$ 82,514	$ 121,270	$ 12,241,143